SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

22.         SUPPLEMENTAL CASH FLOW INFORMATION

The Corporation’s supplemental cash flow information is as follows:

	For the years ended December 31
	2021	2020

Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties, plant and equipment	$928	$430
Capitalization of depreciation to mineral properties, plant and equipment	$2,258	$923
Capitalization of re-estimation of decommissioning and rehabilitation provision	$(927)	$305
Increase (decrease) in non-cash working capital related to:
Mineral properties, plant and equipment	$(2,259)	$(4,375)